PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2019 (Unaudited)

LARGE CORE VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — 95.2%

Banks — 10.7%
Bank of America Corp.	180,163	$5,255,355
KeyCorp.	83,501	1,489,658
Northern Trust Corp.	21,355	1,992,848
The Goldman Sachs Group, Inc.	15,229	3,155,906
The PNC Financial Services Group, Inc.	39,850	5,585,376
U.S. Bancorp	55,613	3,077,623

		20,556,766

Beverages — 3.0%
Constellation Brands, Inc., Class A	13,589	2,816,728
PepsiCo, Inc.	21,829	2,992,756

		5,809,484

Biotechnology — 1.3%
Gilead Sciences, Inc.	39,783	2,521,447

Chemicals — 1.4%
DuPont de Nemours, Inc.	37,618	2,682,540

Computers — 1.7%
Cognizant Technology Solutions Corp., Class A	52,505	3,164,214

Cosmetics & Personal Care — 3.8%
The Procter & Gamble Co.	58,138	7,231,204

Diversified Financial Services — 3.4%
American Express Co.	19,303	2,283,159
Discover Financial Services	14,493	1,175,237
Raymond James Financial, Inc.	38,262	3,155,085

		6,613,481

Electric — 6.9%
CMS Energy Corp.	43,701	2,794,679
Edison International	30,300	2,285,226
NextEra Energy, Inc.	21,375	4,980,161
Sempra Energy	21,741	3,209,189

		13,269,255

Food — 2.4%
Mondelez International, Inc., Class A	82,670	4,573,304

Hand & Machine Tools — 0.9%
Stanley Black & Decker, Inc.	11,463	1,655,372

Healthcare Products — 3.0%
Abbott Laboratories	36,471	3,051,529
Baxter International, Inc.	31,035	2,714,631

		5,766,160

Healthcare Services — 1.3%
Anthem, Inc.	10,382	2,492,718

Home Builders — 1.1%
D.R. Horton, Inc.	38,583	2,033,710

Insurance — 9.0%
American International Group, Inc.	67,106	3,737,804
Berkshire Hathaway, Inc., Class B*	35,096	7,300,670

	Number of Shares	Value†

Insurance — (continued)
The Allstate Corp.	33,223	$3,610,676
The Progressive Corp.	34,482	2,663,734

		17,312,884

Iron & Steel — 1.6%
Steel Dynamics, Inc.	103,666	3,089,247

Lodging — 0.8%
Marriott International, Inc., Class A	11,628	1,446,174

Machinery - Diversified — 1.1%
Gardner Denver Holdings, Inc.*	74,725	2,113,970

Media — 3.9%
Fox Corp., Class A	46,949	1,480,537
The Walt Disney Co.	46,292	6,032,773

		7,513,310

Miscellaneous Manufacturing — 6.8%
A.O. Smith Corp.	59,898	2,857,734
Eaton Corp. PLC	34,956	2,906,591
Hexcel Corp.	20,347	1,671,099
Parker-Hannifin Corp.	15,288	2,761,166
Textron, Inc.	59,438	2,910,084

		13,106,674

Oil & Gas — 7.9%
ConocoPhillips	57,061	3,251,336
EOG Resources, Inc.	27,273	2,024,202
Exxon Mobil Corp.	78,267	5,526,433
Phillips 66	33,283	3,408,179
Pioneer Natural Resources Co.	7,295	917,492

		15,127,642

Packaging and Containers — 1.3%
Packaging Corp. of America	23,224	2,464,066

Pharmaceuticals — 8.0%
Bristol-Myers Squibb Co.	62,875	3,188,391
GlaxoSmithKline PLC ADR	66,790	2,850,597
Johnson & Johnson	16,234	2,100,355
Merck & Co., Inc.	25,659	2,159,975
Pfizer, Inc.	78,943	2,836,422
Sanofi ADR	48,626	2,252,843

		15,388,583

Retail — 4.0%
Best Buy Co., Inc.	30,328	2,092,329
Lowe’s Cos., Inc.	15,426	1,696,243
The TJX Cos., Inc.	44,378	2,473,630
Tractor Supply Co.	16,574	1,498,952

		7,761,154

Savings & Loans — 0.7%
Sterling Bancorp	66,016	1,324,281

Semiconductors — 1.9%
NXP Semiconductors N.V.	8,452	922,282

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2019 (Unaudited)

LARGE CORE VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)

Semiconductors — (continued)
QUALCOMM, Inc.	34,741	$2,650,044

		3,572,326

Shipbuilding — 1.0%
Huntington Ingalls Industries, Inc.	8,901	1,885,143

Software — 1.8%
Fidelity National Information Services, Inc.	26,684	3,542,568

Telecommunications — 4.5%
Verizon Communications, Inc.	141,710	8,553,616

TOTAL COMMON STOCKS (Cost $168,382,554)		182,571,293

REAL ESTATE INVESTMENT TRUSTS — 4.8%

Apartments — 2.9%
AvalonBay Communities, Inc.	14,172	3,051,657
Mid-America Apartment Communities, Inc.	18,852	2,450,948

		5,502,605

Diversified — 1.0%
Cousins Properties, Inc.	51,849	1,949,004

Storage & Warehousing — 0.9%
CubeSmart	49,295	1,720,395

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $7,978,564)		9,172,004

SHORT-TERM INVESTMENTS — 0.3%
BlackRock Liquidity FedFund—Institutional Shares (seven-day effective yield 1.860%) (Cost $481,953)	481,953	481,953

TOTAL INVESTMENTS — 100.3% (Cost $176,843,071)		192,225,250

Other Assets & Liabilities — (0.3)%		(519,343)

TOTAL NET ASSETS — 100.0%		$191,705,907

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.

ADR — American Depositary Receipt.

N.V. — Naamloze Vennootschap.

PLC — Public Limited Company.

Summary of inputs used to value the Fund’s investments as of 9/30/2019 are as follows:

ASSETS TABLE
Description	Total Market Value at 9/30/2019	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Observable Input
COMMON STOCKS	$182,571,293	$182,571,293	$—	$—
REAL ESTATE INVESTMENT TRUSTS	9,172,004	9,172,004	—	—
SHORT-TERM INVESTMENTS	481,953	481,953	—	—

TOTAL INVESTMENTS	$192,225,250	$192,225,250	$—	$—

It is the Fund’s practice to recognize transfers in and transfers out of the fair value hierarchy as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

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